Summary of Significant Accounting Policies - Summary of Changes in Fair Value of the Derivative Warrant Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contingent Earnout Liability [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value, Beginning Balance	$ 0	$ 0
Recognition of liability acquired as part of the Merger	123,129
Change in fair value	(63,407)	0
Exercise of common stock warrants	0
Fair Value, Ending Balance	59,722	0
Private Placement Warrant Liability [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value, Beginning Balance	0	0
Recognition of liability acquired as part of the Merger	5,702
Change in fair value	(3,056)	0
Exercise of common stock warrants	0
Fair Value, Ending Balance	2,646	0
SVB Warrant Liability [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value, Beginning Balance	545	370
Recognition of liability acquired as part of the Merger	0
Change in fair value	1,248	175
Exercise of common stock warrants	(1,793)
Fair Value, Ending Balance	$ 0	$ 545